Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of fair value of financial instruments

				12.31.2022		12.31.2021
	Note	Level	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	2,678,457	2,678,457	3,472,845	3,472,845
Bonds and securities (b)	6	1	-	-	14,571	14,571
Bonds and securities (b)	6	2	431,056	431,056	346,487	346,487
Accounts receivable - distribution concession (c)	9.1 and 9.2	3	1,442,819	1,442,819	1,433,734	1,433,734
Accounts receivable - generation concession (c)	9.4	3	68,642	68,642	102,220	102,220
Derivatives fair value - forward contracts (d)	11	3	-	-	2,907	2,907
Fair value in the purchase and sale of power (d)	11	3	1,081,758	1,081,758	855,775	855,775
Other temporary investments (e)		1	15,372	15,372	14,072	14,072
Other temporary investments (e)		2	10,247	10,247	5,913	5,913
			5,728,351	5,728,351	6,248,524	6,248,524
Amortized cost
Collaterals and escrow accounts (a)			157	157	182	182
Collateral and escrow deposits - STN			-	-	142,764	115,643
Trade accounts receivable (a)	7		3,451,869	3,451,869	4,515,426	4,515,426
Sectorial financial assets (a)	8		381,398	381,398	767,480	767,480
Accounts receivable - concessions - bonus from
the grant (g)	9.3		766,832	866,653	730,851	828,673
			4,600,256	4,700,077	6,156,703	6,227,404
Fair value through other comprehensive income
Certified Emission Reductions - CERs (j)	29.4		10,295	10,295	-	-
			10,295	10,295	-	-
Total financial assets			10,338,902	10,438,723	12,405,227	12,475,928
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (d)	27	3	738,703	738,703	545,468	545,468
			738,703	738,703	545,468	545,468
Amortized cost
Sectorial financial liabilities (a)	8		483,255	483,255	293,179	293,179
ICMS installment payment (f)	12.2.4		48,320	43,419	-	-
Special Tax Regularization Program - Pert (f)	12.2		404,075	340,025	421,694	361,080
PIS and Cofins to be refunded to consumers (a)	12.2.1		1,995,158	1,995,158	3,326,795	3,326,795
Accounts payable to suppliers (a)	19		2,215,470	2,215,470	2,710,984	2,710,984
Loans and financing (f)	20		4,694,957	4,171,789	3,738,269	3,313,645
Debentures (h)	21		7,887,077	7,688,396	8,240,769	8,240,769
Accounts payable related to concession (i)	25		937,542	1,051,710	903,959	1,009,867
			18,665,854	17,989,222	19,635,649	19,256,319
Total financial liabilities			19,404,557	18,727,925	20,181,117	19,801,787
Different levels are defined as follows:
Level 1: Obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Determining fair values

a)	Equivalent to their respective book values due to their nature and terms of realization.
b)	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government
c)	Financial assets with fair values similar to book values (Note 4.4).
d)	The fair values of assets and liabilities are equivalent to their book values (Note 4.15).
e)	Investments in other companies, stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1 and determined in view of the comparative assessment model for assets classified as level 2.
f)	The cost of the highest value of the last funding carried out by the Company, CDI + spread of 1.22%, is used as a basic assumption for the discount of the expected payment flows.
g)	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by Aneel auction notice 12/2015 (9.04%).
h)	Calculated according to the quotation of the last trade in the secondary market through the average price of the Unit Price - PU on December 31, 2022, obtained from the Brazilian Association of Financial and Capital Market Entities - Anbima.
i)	The actual pre-tax discount rate of 8.65% p.a. was used, compatible with the rate estimated by the Company for long-term projects.
j)	Financial assets with fair values similar to book values (Note 4.2).

Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Exposure to credit risk	12.31.2022	12.31.2021
Cash and cash equivalents (a)	2,678,457	3,472,845
Bonds and securities (a)	431,056	361,058
Pledges and restricted deposits linked (a)	157	142,946
Trade accounts receivable (b)	3,451,869	4,515,426
Sectorial financial assets (c)	381,398	767,480
Accounts receivable - distribution concession (c)	1,442,819	1,433,734
Accounts receivable - concessions - bonus from the grant (d)	766,832	730,851
Accounts receivable - generation concessions (e)	68,642	102,220
Other temporary investments (f)	25,619	19,985
	9,246,849	11,546,545

a)	The Company manages the credit risk of its assets in accordance with the Management’s policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.

b)	Risk of losses resulting from difficulties to receive amounts billed to customers related to internal and external factors. To mitigate this type of risk, the Company manages its accounts receivable, detecting the classes of consumers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.
c)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Granting Authority, corresponding to the costs and investments not recovered through the tariff.
d)	Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.
e)	For the generation concession assets, Aneel published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (Valor novo de reposição – VNR), for the purposes of indemnification. In July 2021, Normative Resolution No. 942/2021 was published, regulating the calculation of these amounts through the presentation of appraisal reports to be prepared by accredited companies. In August 2022, Copel filed with Aneel the assessment reports related to the residual values, with a base date of July 2015, for the HPP Governador Parigot de Souza - GPS and HPP Mourão - MOU, which are awaiting inspection and subsequent validation by the regulatory agency. Management's expectation of indemnification for these assets supports recoverability of the balances recorded.
f)	Risk arising from the possibility of the Company incurring losses due to stock market volatility. This type of risk involves external factors and is being managed through periodic assessments of the variations in the market.

Schedule of liquidity risk

		Less than	1 to 3	3 months	1 to 5	Over
	Interest (a)	1 month	months	to 1 year	years	5 years	Total
12.31.2022
Loans and financing	Note 20	39,138	176,621	474,493	3,593,649	2,481,487	6,765,388
Debentures	Note 21	95,407	42,366	1,928,303	6,695,007	2,333,033	11,094,116
Accounts payable related	Rate of return +
to concession	IGP-M and IPCA	9,674	19,371	87,865	508,869	2,258,292	2,884,071
Accounts payable to suppliers	-	1,919,501	206,735	23,031	66,203	-	2,215,470
PIS and Cofins to be refunded
to consumers	Note 12.2.1	-	-	387,721	1,365,327	357,912	2,110,960
Special Tax Regularization Program - Pert	Selic	4,776	9,665	45,279	282,820	170,426	512,966
ICMS installment payment	Selic	874	1,767	8,259	46,722	-	57,622
Sectorial financial liabilities	Selic	36,543	74,240	353,022	59,037	-	522,842
Lease liability	Note 26	8,146	15,893	67,566	174,725	364,729	631,059
		2,114,059	546,658	3,375,539	12,792,359	7,965,879	26,794,494
(a)	Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

.		Baseline	Projected scenarios
Foreign exchange risk	Risk	12.31.2022	Probable	Scenario 1	Scenario 2
.
Financial liabilities
Suppliers
Itaipu	USD appreciation	(284,930)	(1,764)	(73,437)	(145,111)
Acquisition of gas	USD appreciation	(93,696)	(580)	(24,149)	(47,718)

		(378,626)	(2,344)	(97,586)	(192,829)

Schedule of gains (losses) on operations with derivative financial instruments

.		Baseline	Projected scenarios
Interest rate risk and monetary variation	Risk	12.31.2022	Probable	Scenario 1	Scenario 2
.
Financial assets
Bonds and securities	Low CDI/SELIC	431,056	53,883	40,433	26,942
Collaterals and escrow accounts	Low CDI/SELIC	157	19	14	10
Sectorial financial assets	Low Selic	381,398	47,675	35,756	23,837
Accounts receivable - concessions	Low IPCA	2,209,651	127,718	95,788	63,859
Accounts receivable - generation concessions	Undefined (a)	68,642	-	-	-
		3,090,904	229,295	171,991	114,648
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(751,673)	(93,959)	(117,449)	(140,939)
Banco Itaú	High CDI	(1,037,946)	(129,743)	(162,179)	(194,615)
BNDES	High TJLP	(1,712,943)	(120,787)	(150,983)	(181,180)
BNDES	High IPCA	(389,801)	(22,530)	(28,163)	(33,796)
Banco do Nordeste	High IPCA	(718,835)	(41,549)	(51,936)	(62,323)
Banco do Brasil - BNDES Transfer	High TJLP	(60,720)	(4,282)	(5,352)	(6,422)
Other	No risk	(23,039)	-	-	-
Debentures	High CDI/SELIC	(4,953,884)	(619,235)	(774,044)	(928,853)
Debentures	High IPCA	(2,841,725)	(164,252)	(205,315)	(246,378)
Debentures	High TJLP	(91,468)	(6,450)	(8,062)	(9,675)
Sectorial financial liabilities	High Selic	(483,255)	(60,407)	(75,509)	(90,610)
ICMS installment payment	High Selic	(48,320)	(6,040)	(7,550)	(9,060)
Special Tax Regularization Program - Pert	High Selic	(404,075)	(50,509)	(63,137)	(75,764)
Accounts payable related to concession	High IGP-M	(874,187)	(40,213)	(50,266)	(60,319)
Accounts payable related to concession	High IPCA	(63,355)	(3,662)	(4,577)	(5,493)
.		(14,455,226)	(1,363,618)	(1,704,522)	(2,045,427)
(a)	Risk assessment still requires ruling by the Concession grantor.

Indicators and penalties

Year	Indicator	Criteria	Penalties
From 2021	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation on distribution of dividends and interest on capital
Restrictive regime for contracts with related parties
		2 consecutive years	Concession termination
	Quality Indicators	in the base year	Results plan
		2 consecutive years	Limitation on distribution of dividends and interest on capital
		3 consecutive years	Concession termination
(a)	Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

			Quality - limits		Quality - performed
Year	Economic and Financial Management	Realized	DECi	FECi	DECi	FECi
2021	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	Achieved	9.29	6.84	7.20	4.76
Year	Economic and Financial Management	Realized	DEC	FEC	DEC	FEC
2022	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	-	9.19	6.80	7.98	5.29
Net Debt: Gross Debt deducted from Financial Assets, with the exception of Financial Assets and Financial Liabilities in administrative or judicial discussion. The accounts that make up the Gross Debt and Financial Assets are defined in the attachment VIII to Aneel Resolution No 948/2021.
QRR: Regulatory Reinstatement Share or Regulatory Depreciation Expense. This value will be the one defined in the last Periodic Tariff Review, updated by the variation of the Regulatory Portion B and calculated on a pro rata basis.
Recurring EBITDA: Earnings Before Interest (Financial Result), Taxes (Income Taxes), Depreciation and Amortization.

Targets for Copel Distribuion from 2016 to 2020

.	Purchase	Sale
2023	606,571	645,966
2024	752,615	810,145
2025	742,114	794,957
2026	738,024	734,063
2027	673,274	620,858
2028 to 2040	4,130,827	4,577,941
	7,643,425	8,183,930

Schedule of deadline for manifestation

	Assets	Liabilities	Net
Current	288,419	(244,064)	44,355
Noncurrent	793,339	(494,639)	298,700
	1,081,758	(738,703)	343,055

Schedule of sensitivity analysis on the power purchase and sale transactions in the active market

	Price	Baseline	Projected scenarios
	variation	12.31.2022	Probable	Scenario 1	Scenario 2

Unrealized gains (losses) on energy purchase and sale operations	Increase	343,055	343,055	369,579	396,104

	Decrease	343,055	343,055	316,528	290,003

Schedule of capital monitored by index

	12.31.2022	12.31.2021
Loans and financing	4,650,363	3,678,444
Debentures	7,803,855	8,147,617
(-) Cash and cash equivalents	(2,678,457)	(3,472,845)
(-) Bonds and securities (current)	(93)	(16,121)
(-) Bonds and securities (noncurrent) - debt contract guarantees	(290,602)	(237,183)
(-) Collaterals and escrow accounts STN	-	(142,764)
Adjusted net debt	9,485,066	7,957,148
Net income from continuing operations	1,149,321	3,859,045
Equity in earnings of investees	(478,577)	(366,314)
Deferred IRPJ and CSLL	(628,389)	790,406
Provision for IRPJ and CSLL	429,267	469,226
Financial expenses (income), net	1,966,037	327,361
Depreciation and amortization	1,300,982	1,082,539
Hydrological Risk Renegotiation - GSF	-	(1,570,543)
Provision for allocation of PIS and Cofins credits	810,563	-
(-/+) Impairment	84,387	(134,854)
Ebitda from discontinued operations	-	1,872,381
Adjusted ebitda	4,633,591	6,329,247
Adjusted net debt/Adjusted ebitda	2.05	1.26

Debt to equity ratio

Indebtedness	12.31.2022	12.31.2021
Loans and financing	4,694,957	3,738,269
Debentures	7,887,077	8,240,769
(-) Cash and cash equivalents	(2,678,457)	(3,472,845)
(-) Bonds and securities	(431,056)	(361,058)
Net debt	9,472,521	8,145,135
Equity	21,131,225	22,175,235
Debt to equity ratio	0.45	0.37